Investments in Private Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statements [Line Items]
Balance	$ 7,409	$ 5,200
Acquisition		1,298
Unrealized gain (loss) on investment		911
Balance	7,409	7,409
Intensity [Member]
Statements [Line Items]
Balance	7,409	4,500
Acquisition		1,298
Unrealized gain (loss) on investment		1,611
Balance	7,409	7,409
Sentien Biotechnologies Inc. [Member]
Statements [Line Items]
Balance		700
Acquisition
Unrealized gain (loss) on investment		(700)
Balance